Organization and Description of Business (Details) $ / shares in Units, $ in Millions	Oct. 13, 2020 USD ($) $ / shares shares	Sep. 25, 2020	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Subsidiary, Sale of Stock [Line Items]
Reverse stock split ratio		13.9549
Common stock, shares issued | shares	2,941,176
IPO price per share | $ / shares	$ 17.00
Net proceeds on IPO issue | $	$ 43.0
Underwriting discount | $	3.5
Issuance and offering costs | $	$ 3.5
Class A Common stock
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued | shares	2,205,882		9,245,146	7,091,960
Class B Common stock
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued | shares	735,294		4,313,406	3,134,162